Contingencies (NPM Adjustment Calculation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Year NPM Adjustment Calculated 2003 [Member] | Year NPM Adjustment May Be Deducted 2006 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	$ 337
Year NPM Adjustment Calculated 2004 [Member] | Year NPM Adjustment May Be Deducted 2007 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	388
Year NPM Adjustment Calculated 2005 [Member] | Year NPM Adjustment May Be Deducted 2008 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	181
Year NPM Adjustment Calculated 2006 [Member] | Year NPM Adjustment May Be Deducted 2009 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	154
Year NPM Adjustment Calculated 2007 [Member] | Year NPM Adjustment May Be Deducted 2010 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	207
Year NPM Adjustment Calculated 2008 [Member] | Year NPM Adjustment May Be Deducted 2011 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	267
Year NPM Adjustment Calculated 2009 [Member] | Year NPM Adjustment May Be Deducted 2012 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	211
Year NPM Adjustment Calculated 2010 [Member] | Year NPM Adjustment May Be Deducted 2013 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	209
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Affiliates possible excess MSA payments	$ 85
Health Care Cost Recovery Actions [Member] | MSA NPM Arbitration Agreement [Member]
Loss Contingencies [Line Items]
Partial liability reduction percentage for 2003 NPM adjustment for states that are party to agreement re: arbitration	20.00%